Segment reporting - Segment results (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement
Net interest income	$ 16,858	$ 16,696	$ 16,907
Net fee income	1,482	1,592	1,655
Net wealth management and insurance income	1,211	751	1,029
Trading income	719	895	929
Other income	952	249	129
Net operating income before operating expenses and impairment (charges)/benefits	21,222	20,183	20,649
Operating expenses	(13,311)	(12,739)	(10,106)
Impairment (charges)/benefits	590	(3,178)	(794)
Profit before income tax (expense)/benefit	8,501	4,266	9,749
Income tax (expense)/benefit	(3,038)	(1,974)	(2,959)
Net profit attributable to NCI	(5)	(2)	(6)
Cash earnings	5,458	2,290	6,784
Net cash earnings adjustments	106	(318)	(65)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	5,458	2,290	6,784
Balance sheet
Loans	709,784	693,059	714,770
Deposits and other borrowings	626,955	591,131	563,247
Consumer
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	3,081	2,746	3,116
Balance sheet
Loans	407,786	389,793	399,279
Deposits and other borrowings	235,569	219,259	207,578
Business
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,789	734	1,946
Balance sheet
Loans	134,015	140,698	146,867
Deposits and other borrowings	158,741	151,939	142,558
Westpac Institutional Bank
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	(670)	332	925
Balance sheet
Loans	67,033	66,192	73,572
Deposits and other borrowings	97,770	102,851	99,005
Westpac New Zealand
Income Statement
Net cash earnings adjustments	(2)	7	(1)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	948	619	984
Balance sheet
Loans	88,409	81,434	78,005
Deposits and other borrowings	75,756	68,473	60,801
Specialist Businesses
Income Statement
Net cash earnings adjustments		(31)	(45)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	193	(537)	667
Balance sheet
Loans	12,550	14,942	17,216
Deposits and other borrowings	11,008	9,260	9,277
Group Businesses
Income Statement
Net cash earnings adjustments	108	(294)	(19)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	117	(1,604)	(854)
Balance sheet
Loans	(9)		(169)
Deposits and other borrowings	48,111	39,349	44,028
Operating segments
Income Statement
Net interest income	16,714	17,086	16,953
Net fee income	1,482	1,592	1,655
Net wealth management and insurance income	1,206	759	1,023
Trading income	715	928	907
Other income	921	261	117
Net operating income before operating expenses and impairment (charges)/benefits	21,038	20,626	20,655
Operating expenses	(13,283)	(12,700)	(10,031)
Impairment (charges)/benefits	590	(3,178)	(794)
Profit before income tax (expense)/benefit	8,345	4,748	9,830
Income tax (expense)/benefit	(2,988)	(2,138)	(2,975)
Net profit attributable to NCI	(5)	(2)	(6)
Cash earnings	5,352	2,608	6,849
Operating segments | Consumer
Income Statement
Net interest income	8,405	8,547	8,130
Net fee income	393	471	594
Trading income	78	90	94
Other income	17	12	7
Net operating income before operating expenses and impairment (charges)/benefits	8,893	9,120	8,825
Operating expenses	(4,622)	(4,176)	(3,794)
Impairment (charges)/benefits	125	(1,015)	(582)
Profit before income tax (expense)/benefit	4,396	3,929	4,449
Income tax (expense)/benefit	(1,315)	(1,183)	(1,333)
Cash earnings	3,081	2,746	3,116
Operating segments | Business
Income Statement
Net interest income	4,065	4,163	4,456
Net fee income	452	438	463
Net wealth management and insurance income	21	22	16
Trading income	72	97	109
Other income	4	3	6
Net operating income before operating expenses and impairment (charges)/benefits	4,614	4,723	5,050
Operating expenses	(2,530)	(2,298)	(2,094)
Impairment (charges)/benefits	484	(1,371)	(172)
Profit before income tax (expense)/benefit	2,568	1,054	2,784
Income tax (expense)/benefit	(779)	(320)	(838)
Cash earnings	1,789	734	1,946
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	919	1,111	1,337
Net fee income	555	544	570
Trading income	455	637	636
Other income	92	1	(11)
Net operating income before operating expenses and impairment (charges)/benefits	2,021	2,293	2,532
Operating expenses	(2,574)	(1,316)	(1,220)
Impairment (charges)/benefits	(162)	(404)	(31)
Profit before income tax (expense)/benefit	(715)	573	1,281
Income tax (expense)/benefit	45	(241)	(356)
Cash earnings	(670)	332	925
Operating segments | Westpac Institutional Bank | Operating expenses | Assets including goodwill and other intangible assets
Income Statement
Impairment expense	1,192	0
Operating segments | Westpac New Zealand
Income Statement
Net interest income	1,987	1,832	1,860
Net fee income	140	123	163
Net wealth management and insurance income	113	158	177
Trading income	58	27	37
Other income	12	11	46
Net operating income before operating expenses and impairment (charges)/benefits	2,310	2,151	2,283
Operating expenses	(1,062)	(998)	(939)
Impairment (charges)/benefits	79	(302)	10
Profit before income tax (expense)/benefit	1,327	851	1,354
Income tax (expense)/benefit	(377)	(239)	(369)
Cash earnings	950	612	985
Operating segments | Specialist Businesses
Income Statement
Net interest income	503	534	555
Net fee income	69	89	44
Net wealth management and insurance income	1,176	624	1,319
Trading income	33	57	54
Other income	212	(8)	(5)
Net operating income before operating expenses and impairment (charges)/benefits	1,993	1,296	1,967
Operating expenses	(1,477)	(1,548)	(847)
Impairment (charges)/benefits	66	(255)	(111)
Profit before income tax (expense)/benefit	582	(507)	1,009
Income tax (expense)/benefit	(387)	3	(292)
Net profit attributable to NCI	(2)	(2)	(5)
Cash earnings	193	(506)	712
Operating segments | Specialist Businesses | Operating expenses | Assets including goodwill and other intangible assets
Income Statement
Impairment expense	141	571
Operating segments | Group Businesses
Income Statement
Net interest income	835	899	615
Net fee income	(127)	(73)	(179)
Net wealth management and insurance income	(104)	(45)	(489)
Trading income	19	20	(23)
Other income	584	242	74
Net operating income before operating expenses and impairment (charges)/benefits	1,207	1,043	(2)
Operating expenses	(1,018)	(2,364)	(1,137)
Impairment (charges)/benefits	(2)	169	92
Profit before income tax (expense)/benefit	187	(1,152)	(1,047)
Income tax (expense)/benefit	(175)	(158)	213
Net profit attributable to NCI	(3)		(1)
Cash earnings	9	(1,310)	(835)
Operating segments | Other segments | Operating expenses | Goodwill
Income Statement
Impairment expense	0
Net cash earnings adjustment
Income Statement
Net interest income	144	(390)	(46)
Net wealth management and insurance income	5	(8)	6
Trading income	4	(33)	22
Other income	31	(12)	12
Net operating income before operating expenses and impairment (charges)/benefits	184	(443)	(6)
Operating expenses	(28)	(39)	(75)
Profit before income tax (expense)/benefit	156	(482)	(81)
Income tax (expense)/benefit	(50)	164	16
Cash earnings	106	(318)	(65)
Net cash earnings adjustments	$ 106	$ (318)	$ (65)